Performance Materials Divestiture	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Performance Materials Divestiture
4. Performance Materials Divestiture:
On December 14, 2020, the Company completed the sale of its Performance Materials business to Potters Buyer, LLC (the “Purchaser”), an affiliate of The Jordan Company, L.P., for a purchase price of $650,000. The net cash proceeds to the Company from the sale were $624,256 after certain customary adjustments for indebtedness, working capital and cash at the closing of the transaction. The Company classified the proceeds within net cash provided by (used in) investing activities – continuing operations in the consolidated statements of cash flows and used the net proceeds from the sale as well as cash on hand to pay down debt and issue a special cash dividend of $1.80/share to stockholders.
In the fourth quarter of 2020, the Performance Materials business met the criteria set forth in Accounting Standards Codification
205-20,
Presentation of Financial Statements – Discontinued Operations (“ASC
205-20”),
as the sale represents a strategic shift that will have a major effect on the Company’s operations and financial results. As a result, the Company’s consolidated financial statements for all periods presented reflect the Performance Materials business as a discontinued operation. The divested business was historically reported in the Performance Materials reportable segment, with the exception of certain Australian operations that were historically reported in the Performance Chemicals reportable segment.
The total transaction costs incurred in connection with the sale were approximately $13,161 for the year ended December 31, 2020. The Company recorded a pre-tax
loss on sale of $70,878, which is included in net (loss) income from discontinued operations, net of tax in the Company’s consolidated statements of income for the year ended December 31, 2020. The following is a reconciliation of the loss recorded on the sale:

Net proceeds received from the sale of Performance Materials	$624,256
Transaction costs	(13,161)
Net assets derecognized	(681,973)

Loss on sale of Performance Materials	$(70,878)

In connection with the sale of Performance Materials and the related loss, as noted above, the Company has recognized a tax expense of $58,008 within discontinued operations for the year ended December 31, 2020.
The following table summarizes the results of discontinued operations for the periods presented:

	Years ended December 31,
	2020	2019	2018
Sales	$342,738	$373,686	$386,921
Cost of goods sold	251,917	281,566	308,679
Selling, general and administrative expenses	33,195	37,364	37,226
Other operating expense, net	18,289	14,462	13,023

Operating income	39,337	40,294	27,993
Equity in net income from affiliated companies	(37)	(12)	(42)
Interest expense, net (1)	16,210	24,453	22,965
Other (income) expense, net	(3,481)	274	474
Loss on sale of Performance Materials	70,878	—	—

(Loss) income from discontinued operations before income tax	(44,233)	15,579	4,596
Provision (benefit) for income taxes	58,008	1,022	(4,646)

(Loss) income from discontinued operations, net of tax	$(102,241)	$14,557	$9,242

(1)
The closing of the transaction triggered the Company’s obligation to provide partial repayment under both its Amended and Restated Term Loan Credit Agreement, dated May 4, 2016, and its New Term Loan Credit Agreement, dated as of July 22, 2020. As such, interest expense has been allocated to discontinued operations on the basis of the Company’s mandatory repayment of $275,787 of the Senior Secured Term Loan Facility due February 2027 and its mandatory payment of $188,722 of the New Senior Secured Term Loan Facility due February 2027.

Net income attributable to the noncontrolling interest related to the Performance Materials business, net of tax was $265, $154, and $213 for the years ended December 31, 2020, 2019, and 2018, respectively.

The following table summarizes the assets and liabilities of discontinued operations at December 31, 2019:

December 31, 2019

ASSETS
Cash and cash equivalents	$18,423
Accounts receivables, net	40,484
Inventories, net	143,323
Prepaid and other current assets	4,139

Current assets held for sale	$206,369

Investments in affiliated companies	$115
Property, plant and equipment, net	175,614
Goodwill	286,227
Other intangible assets, net	121,113
Right-of-use lease assets	8,878
Other long-term assets	71,697

Long-term assets held for sale	$663,644

LIABILITIES
Notes payable and current maturities of long-term debt	$7,766
Accounts payable	30,267
Operating lease liabilities—current	3,326
Accrued liabilities	16,744

Current liabilities held for sale	$58,103

Long-term debt, excluding current portion	$55,972
Deferred income taxes	8,612
Operating lease liabilities—noncurrent	5,248
Other long-term liabilities	17,366

Long-term liabilities held for sale	$87,198

In connection with the transaction, the Company entered into a Transition Services Agreement with the Purchaser pursuant to which the Purchaser is receiving certain services to provide for the orderly transition of various functions and processes after the closing of the transaction. The services under the Transition Services Agreement include information technology, accounting, tax, financial services, human resources, facilities, and other administrative support services. These services are being provided at cost for a period of 9 months, with three
30-day
extensions available.
Additionally, in connection with the transaction, the Company entered into various supply agreements with the Purchaser. Cash flows associated with these transition services and supply agreements are not expected to be material to the Company’s results of operations.